OTHER INCOME/(EXPENSES), NET	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
OTHER INCOME/(EXPENSES), NET
5.	OTHER INCOME/(EXPENSES), NET

	For the six months ended June 30
	2016	2017
	RMB	RMB
Guarantee income	-	24,803,444
Donations	(376,950)	(1,087,567)
Total	(376,950)	23,715,877

In 2016, the Group issued debt payment guarantees and redemption guarantees in favor of Jiangxi Jinko Engineering, a related party, and the redemption guarantees were terminated in June, 2017 (note 29). The guarantee liability would be amortized in straight line during the guarantee period by recoding credit to other income.